Expense Example, No Redemption - GABELLI INTERNATIONAL GROWTH FUND, INC	Apr. 30, 2021 USD ($)
Class A Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 808
Expense Example, No Redemption, 3 Years	1,292
Expense Example, No Redemption, 5 Years	1,801
Expense Example, No Redemption, 10 Years	3,192
Class AAA Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	127
Expense Example, No Redemption, 3 Years	647
Expense Example, No Redemption, 5 Years	1,193
Expense Example, No Redemption, 10 Years	2,686
Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	322
Expense Example, No Redemption, 3 Years	983
Expense Example, No Redemption, 5 Years	1,669
Expense Example, No Redemption, 10 Years	3,494
Class I Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	570
Expense Example, No Redemption, 5 Years	1,066
Expense Example, No Redemption, 10 Years	$ 2,430